Revenue (Tables)	12 Months Ended
Aug. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue
	For the year ended August 31,
	2019	2020	2021
	RMB	RMB	RMB
Tuition income from education programs	130,480	526,397	343,468
Tuition income from complementary training institutes	123,895	137,083	229,011
Meal income	1,404	143,475	259,190
Boarding income	31,802	187,672	88,600
Commission income	138,587	142,856	119,565
Consulting service income	124,072	160,469	113,426
Other revenues	119,834	182,235	254,878
Less: sales tax	3,428	3,840	6,358
Total	666,646	1,476,347	1,401,780

Schedule of contract balances
	As of August 31,
	2020	2021
	RMB	RMB
Accounts receivable, net of allowance	14,785	41,723
Contract liabilities - Current	386,493	425,954
Non-current contract liabilities	1,772	1,421
Refund liabilities	56,783	32,362